Supplement to the
Pharmaceuticals Portfolio
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Pharmaceuticals Portfolio has been removed.

PHR-SUM-16-01 1.9880392.100	December 1, 2016